Revenues (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Detailed Information About Revenues [Abstract]
Disclosure of detailed information about revenues {Table Text Block]

	Year Ended December 31,
	2021		2020
Gross revenue from payable metals:
Silver	$307,304	52%	$242,338	66%
Gold	279,921	48%	124,264	34%
Lead	—	0%	74	0%
Gross revenue	587,225	100%	366,676	100%
Less: smelting and refining costs	(3,108)		(2,800)
Revenues	$584,117		$363,876